UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2009



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA VALUE FUND - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2009

[LOGO OF USAA]
   USAA(R)

                          [GRAPHIC OF USAA VALUE FUND]

 =======================================

     SEMIANNUAL REPORT
     USAA VALUE FUND
     FUND SHARES o INSTITUTIONAL SHARES
     JANUARY 31, 2009

 =======================================

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

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FUND OBJECTIVE

LONG-TERM GROWTH OF CAPITAL.
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TYPES OF INVESTMENTS

Invests primarily in equity securities of companies that are considered to be undervalued.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           4

FUND RECOGNITION                                                               7

INVESTMENT OVERVIEW                                                            9

FINANCIAL INFORMATION

    Portfolio of Investments                                                  16

    Notes to Portfolio of Investments                                         23

    Financial Statements                                                      24

    Notes to Financial Statements                                             27

EXPENSE EXAMPLE                                                               44

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"REMEMBER, WHEN THE MARKETS REBOUND,
THOSE WHO ARE INVESTED TEND TO REAP THE          [PHOTO OF CHRISTOPHER W. CLAUS]
GREATEST REWARDS."

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FEBRUARY 2009

"When will the investment markets and the economy start to improve?" This is the question I am asked the most. Although I don't have the answer (no one does), I do have a few observations.

In 2008, the corporate and municipal bond markets suffered one of the worst sell-offs in history. "Credit spreads" widened dramatically in response to poor liquidity conditions, institutional investors' forced selling, major investment firms' bankruptcies, and dealers' unwillingness to add bonds to their inventory. (Credit spread is the difference between the yield of a fixed-income security and a comparable U.S. Treasury. When spreads widen, bond prices fall.) In my opinion, the widest credit spreads are behind us, and while the road ahead will be bumpy, as of the writing of this commentary, I expect gradual narrowing. Under the circumstances, investors with time horizons of three to five years may find some attractive opportunities in municipal and high-quality corporate bonds because of their potential for income generation and price improvement.

Money market yields declined during the period as the Federal Reserve (the Fed) cut short-term interest rates nearly to zero. The Fed is expected to keep rates artificially low throughout 2009 as a catalyst for economic recovery, so money market yields are likely to remain low. Yields should begin improving once the Fed starts increasing short-term rates. A change in monetary policy also may be a sign that Fed governors believe the financial crisis is waning.

The outlook for equities is harder to gauge. I expect 2009 to be challenging as the economy continues to contract and unemployment rises to perhaps 9% or higher. Consumer confidence already has reached record lows, and

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2  | USAA VALUE FUND
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corporate earnings have been weak. The stock market -- like the economy -- is unlikely to make a lasting recovery until housing prices bottom, retail sales improve, and the toxic assets are flushed through the financial system. But in this period of fear with the indiscriminate selling of securities, many of our investment managers are seeing the best buying opportunities they've seen in decades in some of the largest, most durable franchises in the S&P 500 Index. No one knows when this value will be unlocked, but, as of the writing of this commentary, long-term investors have a range of interesting opportunities to consider.

In today's investment climate, patience -- and an investment plan that suits your goals, risk tolerance, and time horizon -- is essential. It will take time to unravel the excesses of recent years, but the economy and the investment markets eventually will recover. A prudent way to manage the situation is by paying down debt (a dollar saved in interest is as valuable as a dollar earned on an investment), living within your means, protecting your credit score, refinancing your mortgage if it makes sense, and building investment positions when securities are at historically low prices.

Rest assured that whatever happens, USAA will continue delivering guidance, world-class service, and a range of no-load mutual funds. If you want to review your investment strategy, our experienced investment professionals are happy to assist -- at no charge to you. They can help you set up a schedule to invest fixed amounts at regular intervals. Remember, when the markets rebound, those who are invested tend to reap the greatest rewards.

From all of us at USAA, thank you for your business and the opportunity to help you with your investment needs.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. o Mutual fund operating expenses apply and continue throughout the life of the fund. o Systematic investment plans do not assure a profit or protect against loss in declining markets.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGERS' COMMENTARY
ON THE FUND

Barrow, Hanley, Mewhinney & Strauss, Inc.             TIMOTHY J. CULLER, CFA
                                                      JAMES S. MCCLURE, CFA
    MARK GIAMBRONE, CPA                               JOHN P. HARLOE, CFA
    JAMES P. BARROW
    RAY NIXON, JR.
    ROBERT J. CHAMBERS, CFA

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o   HOW DID THE FUND PERFORM?

    For the six-month period ended January 31, 2009, the USAA Value Fund Shares had a total return of -31.32%. This compares to returns of -35.15% for the Russell 3000 Value Index and -34.03% for the Lipper Multi-Cap Value Funds Index.

o   GIVEN THE MARKET ENVIRONMENT, HOW DID THE FUND PERFORM?

    We recognize that superior relative performance is small consolation in the teeth of the worst six-month period we've seen in many years. However, our ability to protect assets and avoid even bigger losses is important to long-term performance. At times like these it's essential to stay focused on the long term.

    Stock selection, specifically within the industrials, health care, financials, and consumer staples sectors, was a big factor in our ability to outperform the Russell 3000 Value Index (the Index). Sector allocation, especially a significant underweight position in financials,

    Refer to page 11 for benchmark definitions.

    Past performance is no guarantee of future results.

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4  | USAA VALUE FUND
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    which remains a very large component of the Index, also was significant.

    Our overweight in industrials actually detracted from Index-relative performance, because the sector lagged in the face of a growing recession, but positive stock selection across a highly diversified list of industrial names helped to offset it.

    An overweight allocation to health care was beneficial, because this traditionally defensive sector outperformed the Index. The Fund owned stocks that did even better than the overall sector, including Wyeth (which received a takeover offer from holding Pfizer, Inc.), Bristol-Myers Squibb Co., and UnitedHealth Group, Inc.

    In terms of individual holdings, our single biggest positive contributor was consumer staples stock UST Inc., the smokeless tobacco company, which Altria Group, Inc. acquired.

o   WHAT AREAS DETRACTED FROM PERFORMANCE?

    The energy sector was the biggest detractor. The Fund didn't own Exxon Mobil Corp., which is the largest stock in the Index and held up much better than its peers in the face of plummeting commodity prices. As of the writing of this commentary, we have been increasing our energy exposure in stocks such as Marathon Oil Corp. and BP plc ADR (British Petroleum).

    A final sector worth noting is consumer discretionary, where the Fund's overweight stance relative to the Index, as well as its holdings in Carnival Corp., Stanley Works, and Royal Caribbean Cruises Ltd., detracted from relative performance. However, consumer discretionary is an area where we found a lot of quality companies such as GameStop Corp. "A" and International Game Technology at bargain prices.

    You will find a complete list of securities that the Fund owns on pages
    16-22.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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o   WHAT'S YOUR OUTLOOK?

    This is a market where virtually all stocks have sold off substantially and, in many cases, indiscriminately. Across sectors, we continue to find and buy companies with clean balance sheets, low debt, and strong product lines which, in our opinion as of the writing of this commentary, will make it through the recession intact and perhaps come out even stronger. We're very concerned about increasing the Fund's exposure to financials, because their future really depends on government actions that are difficult to analyze from an investment perspective. Therefore, the Fund might miss out on a big part of any mini-rallies related to those actions, but we think shareholders are best served by our staying focused on individual company fundamentals.

    We think the next six-month period could be very tough, and we want to own companies that deserve a premium valuation, but don't have one. These companies typically are not in the most defensive sectors such as consumer staples and utilities -- just because a company has done well in the down market doesn't mean it will keep up as the market normalizes.

    We appreciate your perseverance and support through this difficult period. We are committed to our disciplined investing style that has proven itself over many market cycles.

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6  | USAA VALUE FUND
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FUND RECOGNITION

USAA VALUE FUND SHARES

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                         OVERALL MORNINGSTAR RATING(TM)
                         out of 1,177 large value funds
                     for the period ended January 31, 2009:

                                 OVERALL RATING
                                     * * * *

                                      3-YEAR
                                      * * *
                               out of 1,177 funds

                                     5-YEAR
                                     * * * *
                                out of 955 funds

                                     10-YEAR
                                       N/A

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

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PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

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                                                           FUND RECOGNITION |  7

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                             LIPPER LEADER (OVERALL)

                                       [5]
                                       TAX
                                   EFFICIENCY

The Fund Shares are listed as a Lipper Leader for Tax Efficiency among 294 funds within the Lipper Multi-Cap Value Funds category for the overall period ended January 31, 2009. The Fund Shares received a Lipper Leader rating for Tax Efficiency among 294 and 227 funds for the three- and five-year periods, respectively. Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of January 31, 2009. Tax efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Tax Efficiency metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2009, Reuters, All Rights Reserved.

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8  | USAA VALUE FUND
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INVESTMENT OVERVIEW

USAA VALUE FUND SHARES (Symbol: UVALX)

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                                              1/31/09                 7/31/08
--------------------------------------------------------------------------------
Net Assets                                 $259.0 Million         $385.3 Million
Net Asset Value Per Share                      $8.36                  $12.45

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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/09
--------------------------------------------------------------------------------
7/31/08 TO 1/31/09*        1 YEAR         5 YEARS        SINCE INCEPTION 8/03/01
     -31.32%               -38.71%         -2.26%                 0.56%

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                                 EXPENSE RATIO**
--------------------------------------------------------------------------------
BEFORE REIMBURSEMENT            1.25%       AFTER REIMBURSEMENT            1.15%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2008. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND SHARES' TOTAL ANNUAL OPERATING EXPENSES TO 1.15%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND SHARES FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  9

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                           USAA VALUE             RUSSELL 3000             LIPPER MULTI-CAP
                          FUND SHARES              VALUE INDEX            VALUE FUNDS INDEX
                          -----------             ------------            -----------------
 7/31/2001                $10,000.00               $10,000.00                 $10,000.00
 8/31/2001                 10,020.00                 9,624.40                   9,628.60
 9/30/2001                  9,160.00                 8,919.93                   8,641.98
10/31/2001                  9,520.00                 8,863.95                   8,819.73
11/30/2001                 10,530.00                 9,387.67                   9,457.95
12/31/2001                 11,164.18                 9,633.61                   9,732.41
 1/31/2002                 11,184.24                 9,574.07                   9,605.78
 2/28/2002                 11,063.87                 9,592.65                   9,480.12
 3/31/2002                 11,766.02                10,066.13                   9,964.06
 4/30/2002                 11,605.53                 9,774.24                   9,670.98
 5/31/2002                 11,485.16                 9,792.88                   9,661.61
 6/30/2002                 10,532.24                 9,257.91                   8,922.43
 7/31/2002                  9,649.54                 8,359.25                   8,181.78
 8/31/2002                  9,669.60                 8,415.37                   8,312.01
 9/30/2002                  8,796.93                 7,502.75                   7,410.88
10/31/2002                  9,047.70                 8,026.75                   7,807.65
11/30/2002                  9,318.53                 8,541.61                   8,389.17
12/31/2002                  9,120.12                 8,171.02                   8,018.86
 1/31/2003                  8,928.01                 7,970.96                   7,853.61
 2/28/2003                  8,847.12                 7,754.64                   7,652.14
 3/31/2003                  8,796.57                 7,772.28                   7,680.89
 4/30/2003                  9,241.45                 8,460.16                   8,348.20
 5/31/2003                  9,898.67                 9,028.34                   9,046.01
 6/30/2003                 10,111.00                 9,144.20                   9,112.49
 7/31/2003                 10,100.89                 9,303.39                   9,237.82
 8/31/2003                 10,383.99                 9,463.79                   9,527.22
 9/30/2003                 10,252.55                 9,370.22                   9,417.49
10/31/2003                 10,838.99                 9,958.06                   9,936.42
11/30/2003                 11,031.10                10,112.18                  10,148.24
12/31/2003                 11,632.37                10,715.19                  10,647.69
 1/31/2004                 11,694.03                10,917.63                  10,872.66
 2/29/2004                 11,981.75                11,149.86                  11,079.81
 3/31/2004                 11,848.17                11,071.92                  10,982.86
 4/30/2004                 11,591.27                10,777.21                  10,781.07
 5/31/2004                 11,694.03                10,888.61                  10,831.76
 6/30/2004                 12,238.65                11,168.96                  11,136.92
 7/31/2004                 11,971.48                10,981.46                  10,818.71
 8/31/2004                 12,043.41                11,133.66                  10,856.45
 9/30/2004                 12,361.96                11,328.10                  11,076.03
10/31/2004                 12,495.55                11,515.35                  11,221.41
11/30/2004                 13,307.35                12,134.57                  11,809.06
12/31/2004                 13,806.13                12,530.73                  12,235.27
 1/31/2005                 13,662.43                12,285.54                  11,969.13
 2/28/2005                 14,148.79                12,678.84                  12,284.94
 3/31/2005                 14,060.36                12,497.57                  12,110.98
 4/30/2005                 13,750.86                12,238.35                  11,821.12
 5/31/2005                 14,104.58                12,569.70                  12,205.88
 6/30/2005                 14,425.14                12,742.72                  12,356.16
 7/31/2005                 14,922.56                13,142.62                  12,773.37
 8/31/2005                 14,756.75                13,063.47                  12,677.96
 9/30/2005                 14,889.40                13,228.66                  12,784.34
10/31/2005                 14,403.03                12,893.02                  12,470.97
11/30/2005                 14,756.75                13,325.61                  12,889.90
12/31/2005                 14,949.62                13,389.20                  13,010.36
 1/31/2006                 15,381.30                13,960.50                  13,439.30
 2/28/2006                 15,426.74                14,037.92                  13,460.42
 3/31/2006                 15,676.66                14,272.07                  13,681.44
 4/30/2006                 16,119.69                14,604.55                  13,952.89
 5/31/2006                 15,676.66                14,214.21                  13,593.60
 6/30/2006                 15,619.86                14,312.63                  13,566.14
 7/31/2006                 15,653.94                14,609.44                  13,609.07
 8/31/2006                 15,915.21                14,871.31                  13,871.09
 9/30/2006                 16,267.37                15,154.00                  14,183.27
10/31/2006                 16,744.49                15,674.96                  14,683.19
11/30/2006                 17,119.36                16,040.95                  14,988.96
12/31/2006                 17,435.52                16,380.76                  15,231.27
 1/31/2007                 17,728.25                16,593.51                  15,489.89
 2/28/2007                 17,599.45                16,339.82                  15,225.03
 3/31/2007                 17,927.32                16,587.39                  15,354.61
 4/30/2007                 18,524.50                17,160.33                  15,985.35
 5/31/2007                 19,273.92                17,780.24                  16,596.41
 6/30/2007                 18,946.05                17,365.05                  16,302.47
 7/31/2007                 18,044.41                16,504.65                  15,546.37
 8/31/2007                 18,138.09                16,701.46                  15,577.46
 9/30/2007                 18,536.21                17,234.62                  15,988.96
10/31/2007                 18,665.02                17,251.24                  16,054.89
11/30/2007                 17,985.87                16,372.16                  15,241.08
12/31/2007                 17,660.65                16,215.24                  15,073.02
 1/31/2008                 17,014.23                15,564.53                  14,342.48
 2/29/2008                 16,306.83                14,915.04                  13,834.46
 3/31/2008                 15,697.00                14,829.06                  13,558.52
 4/30/2008                 16,477.58                15,531.84                  14,251.35
 5/31/2008                 16,867.87                15,550.29                  14,506.80
 6/30/2008                 15,270.12                14,062.50                  13,167.54
 7/31/2008                 15,184.74                14,070.87                  13,022.34
 8/31/2008                 15,416.48                14,344.66                  13,168.98
 9/30/2008                 14,196.82                13,322.39                  11,949.64
10/31/2008                 11,647.73                10,985.45                   9,759.26
11/30/2008                 10,781.78                10,158.14                   9,110.73
12/31/2008                 11,288.87                10,336.96                   9,398.19
 1/31/2009                 10,428.18                 9,124.93                   8,591.18

                                   [END CHART]

         *Data from 7/31/01 to 1/31/09.

*The performance of the Russell 3000 Value Index and the Lipper Multi-Cap Value Funds Index is calculated from the end of the month, July 31, 2001, while the Fund's inception date is August 3, 2001. There may be a slight variation of the performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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10  | USAA VALUE FUND

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The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA Value Fund Shares to the following benchmarks:

o The unmanaged Russell 3000(R) Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the unmanaged Russell 1000(R) Value or the unmanaged Russell 2000(R) Value indexes.

o The unmanaged Lipper Multi-Cap Value Funds Index tracks the total return performance of the 30 largest funds within the Lipper Multi-Cap Value Funds category.

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                                                       INVESTMENT OVERVIEW |  11

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USAA VALUE FUND INSTITUTIONAL SHARES*

--------------------------------------------------------------------------------
                                                                      1/31/09
--------------------------------------------------------------------------------
Net Assets                                                         $11.7 Million
Net Asset Value Per Share                                              $8.36

--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURN AS OF 1/31/09
--------------------------------------------------------------------------------
                            Since Inception 8/01/08**
                                     -31.14%

--------------------------------------------------------------------------------
                                EXPENSE RATIO***
--------------------------------------------------------------------------------
Before Reimbursement         1.02%             After Reimbursement         0.91%

*The USAA Value Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA Target Retirement Funds.

**TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS RETURN IS CUMULATIVE.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE ESTIMATED TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS ESTIMATED TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO). BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED DECEMBER 1, 2008. FOR THE FIRST TWO FISCAL YEARS, IMCO HAS VOLUNTARILY AGREED TO LIMIT THE INSTITUTIONAL SHARES' TOTAL ANNUAL OPERATING EXPENSES TO 0.91%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE INSTITUTIONAL SHARES FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. IF THE INSTITUTIONAL SHARES' TOTAL ANNUAL OPERATING EXPENSE RATIO IS LOWER THAN 0.91%, THE INSTITUTIONAL SHARES WILL OPERATE AT THE LOWER EXPENSE RATIO. THE ESTIMATED EXPENSE RATIOS MAY DIFFER FROM THE INSTITUTIONAL SHARES' ACTUAL EXPENSE RATIO FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2009, BEFORE REIMBURSEMENT, WHICH WAS 0.89% AS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

12  | USAA VALUE FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                       USAA VALUE FUND              RUSSELL 3000              LIPPER MULTI-CAP
                    INSTITUTIONAL SHARES             VALUE INDEX                VALUE FUNDS
                    --------------------            ------------              ----------------
 7/31/2008               $10,000.00                  $10,000.00                $10,000.00
 8/31/2008                10,177.13                   10,194.58                 10,112.61
 9/30/2008                 9,371.98                    9,468.06                  9,176.26
10/31/2008                 7,689.21                    7,807.23                  7,494.25
11/30/2008                 7,117.55                    7,219.27                  6,996.23
12/31/2008                 7,454.67                    7,346.36                  7,216.98
 1/31/2009                 6,885.67                    6,484.98                  6,597.26

                                   [END CHART]

         *Data from 7/31/08 to 1/31/09

         See page 11 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Value Fund Institutional Shares to the benchmarks.

*The performance of the Lipper Multi-Cap Value Funds Index and the Russell 3000 Value Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                  AS OF 1/31/09
                          (% of Net Assets of the Fund)

Occidental Petroleum Corp. ..............................................   2.8%
Verizon Communications, Inc. ............................................   2.4%
Imperial Tobacco Group plc ADR ..........................................   2.4%
Bristol-Myers Squibb Co. ................................................   2.3%
Wyeth ...................................................................   2.2%
L-3 Communications Holdings, Inc. .......................................   2.0%
SLM Corp. ...............................................................   2.0%
AT&T, Inc. ..............................................................   2.0%
WellPoint, Inc. .........................................................   2.0%
Stanley Works ...........................................................   2.0%

You will find a complete list of securities that the Fund owns on pages 16-22.

================================================================================

14  | USAA VALUE FUND

================================================================================

                    o SECTOR ASSET ALLOCATION -- 1/31/2009 o

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

Industrials                                                                16.0%
Health Care                                                                15.4%
Financials                                                                 13.1%
Consumer Discretionary                                                     10.8%
Energy                                                                     10.2%
Information Technology                                                      9.6%
Consumer Staples                                                            7.9%
Utilities                                                                   7.2%
Telecommunication Services                                                  4.4%
Money Market Instruments                                                    4.0%
Materials                                                                   1.1%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             COMMON STOCKS (95.7%)

             CONSUMER DISCRETIONARY (10.8%)
             ------------------------------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.4%)
   116,900   Hanesbrands, Inc.*                                                            $  1,051
                                                                                           --------
             APPAREL RETAIL (0.5%)
   114,700   Men's Wearhouse, Inc.                                                            1,336
                                                                                           --------
             AUTO PARTS & EQUIPMENT (0.5%)
   194,000   American Axle & Manufacturing Holdings, Inc.                                       211
   130,600   Gentex Corp.                                                                     1,096
   160,100   Lear Corp.*                                                                        146
                                                                                           --------
                                                                                              1,453
                                                                                           --------
             AUTOMOTIVE RETAIL (0.7%)
    61,700   Advance Auto Parts, Inc.                                                         2,020
                                                                                           --------
             CASINOS & GAMING (1.2%)
   124,800   Ameristar Casinos, Inc.                                                          1,119
   202,500   International Game Technology                                                    2,147
                                                                                           --------
                                                                                              3,266
                                                                                           --------
             COMPUTER & ELECTRONICS RETAIL (0.9%)
    99,100   GameStop Corp. "A"*                                                              2,456
                                                                                           --------
             GENERAL MERCHANDISE STORES (1.0%)
    97,200   Family Dollar Stores, Inc.                                                       2,699
                                                                                           --------
             HOME IMPROVEMENT RETAIL (1.2%)
   100,700   Home Depot, Inc.                                                                 2,168
    24,100   Sherwin-Williams Co.                                                             1,151
                                                                                           --------
                                                                                              3,319
                                                                                           --------
             HOMEFURNISHING RETAIL (0.3%)
    31,300   Aaron Rents, Inc. "B"                                                              684
                                                                                           --------
             HOTELS, RESORTS, & CRUISE LINES (1.5%)
   182,700   Carnival Corp.                                                                   3,323
   128,300   Royal Caribbean Cruises Ltd.                                                       833
                                                                                           --------
                                                                                              4,156
                                                                                           --------

================================================================================

16  | USAA VALUE FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             HOUSEHOLD APPLIANCES (2.0%)
   170,000   Stanley Works                                                                 $  5,314
                                                                                           --------
             LEISURE PRODUCTS (0.1%)
    72,300   Brunswick Corp.                                                                    201
   100,400   MarineMax, Inc.*                                                                   177
                                                                                           --------
                                                                                                378
                                                                                           --------
             PUBLISHING (0.1%)
   176,900   Valassis Communications, Inc.*                                                     226
                                                                                           --------
             SPECIALIZED CONSUMER SERVICES (0.2%)
    90,300   Service Corp. International                                                        411
                                                                                           --------
             SPECIALTY STORES (0.2%)
    92,400   Cabela's, Inc.*                                                                    518
                                                                                           --------
             Total Consumer Discretionary                                                    29,287
                                                                                           --------
             CONSUMER STAPLES (7.9%)
             -----------------------
             DISTILLERS & VINTNERS (0.8%)
    42,900   Diageo plc ADR                                                                   2,331
                                                                                           --------
             PACKAGED FOODS & MEAT (1.0%)
    93,536   Kraft Foods, Inc. "A"                                                            2,624
                                                                                           --------
             TOBACCO (6.1%)
   141,400   Altria Group, Inc.                                                               2,339
   118,800   Imperial Tobacco Group plc ADR                                                   6,486
    24,600   Lorillard, Inc.                                                                  1,463
   129,800   Philip Morris International, Inc.                                                4,822
    34,500   Reynolds American, Inc.                                                          1,317
                                                                                           --------
                                                                                             16,427
                                                                                           --------
             Total Consumer Staples                                                          21,382
                                                                                           --------
             ENERGY (10.2%)
             --------------
             INTEGRATED OIL & GAS (7.6%)
    40,600   BP plc ADR                                                                       1,724
    34,900   Chevron Corp.                                                                    2,461
    97,100   ConocoPhillips                                                                   4,615
    84,800   Marathon Oil Corp.                                                               2,309
    45,700   Murphy Oil Corp.                                                                 2,019
   138,100   Occidental Petroleum Corp.                                                       7,534
                                                                                           --------
                                                                                             20,662
                                                                                           --------
             OIL & GAS EXPLORATION & PRODUCTION (0.5%)
    18,550   Encore Acquisition Co.*                                                            504
    60,200   EXCO Resources, Inc.*                                                              610

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
   101,500   Parallel Petroleum Corp.*                                                     $    246
                                                                                           --------
                                                                                              1,360
                                                                                           --------
             OIL & GAS STORAGE & TRANSPORTATION (2.1%)
   191,600   El Paso Corp.                                                                    1,567
   283,100   Spectra Energy Corp.                                                             4,108
                                                                                           --------
                                                                                              5,675
                                                                                           --------
             Total Energy                                                                    27,697
                                                                                           --------
             FINANCIALS (13.1%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
    52,800   Legg Mason, Inc.                                                                   848
                                                                                           --------
             CONSUMER FINANCE (3.8%)
   165,600   American Express Co.                                                             2,771
   136,600   Capital One Financial Corp.                                                      2,164
   467,200   SLM Corp.*                                                                       5,349
                                                                                           --------
                                                                                             10,284
                                                                                           --------
             DIVERSIFIED BANKS (1.0%)
   146,200   Wells Fargo & Co.                                                                2,763
                                                                                           --------
             INSURANCE BROKERS (0.8%)
    91,600   Willis Group Holdings Ltd.                                                       2,268
                                                                                           --------
             LIFE & HEALTH INSURANCE (0.4%)
    30,800   Torchmark Corp.                                                                    924
                                                                                           --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.8%)
   178,559   Bank of America Corp.                                                            1,175
   204,800   Citigroup, Inc.                                                                    727
   116,300   JPMorgan Chase & Co.                                                             2,967
                                                                                           --------
                                                                                              4,869
                                                                                           --------
             PROPERTY & CASUALTY INSURANCE (2.4%)
    85,000   Allstate Corp.                                                                   1,842
    79,500   Axis Capital Holdings Ltd.                                                       1,929
    64,700   Stewart Information Services Corp.                                                 960
    45,700   Travelers Companies, Inc.                                                        1,766
    16,700   XL Capital Ltd. "A"                                                                 48
                                                                                           --------
                                                                                              6,545
                                                                                           --------
             REITs - MORTGAGE (1.1%)
   194,700   Annaly Capital Management, Inc.                                                  2,948
                                                                                           --------
             SPECIALIZED FINANCE (0.2%)
   184,500   CIT Group, Inc.                                                                    515
                                                                                           --------

================================================================================

18  | USAA VALUE FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             THRIFTS & MORTGAGE FINANCE (1.3%)
    85,900   New York Community Bancorp, Inc.                                              $  1,138
   143,180   People's United Financial, Inc.                                                  2,342
                                                                                           --------
                                                                                              3,480
                                                                                           --------
             Total Financials                                                                35,444
                                                                                           --------
             HEALTH CARE (15.4%)
             -------------------
             HEALTH CARE DISTRIBUTORS (0.6%)
    45,200   Cardinal Health, Inc.                                                            1,702
                                                                                           --------
             HEALTH CARE EQUIPMENT (1.5%)
    69,000   Baxter International, Inc.                                                       4,047
                                                                                           --------
             HEALTH CARE SERVICES (1.9%)
   102,500   Omnicare, Inc.                                                                   2,866
    44,000   Quest Diagnostics, Inc.                                                          2,171
                                                                                           --------
                                                                                              5,037
                                                                                           --------
             MANAGED HEALTH CARE (4.5%)
    67,600   CIGNA Corp.                                                                      1,174
   101,600   Coventry Health Care, Inc.*                                                      1,537
   149,100   UnitedHealth Group, Inc.                                                         4,224
   128,400   WellPoint, Inc.*                                                                 5,322
                                                                                           --------
                                                                                             12,257
                                                                                           --------
             PHARMACEUTICALS (6.9%)
   287,100   Bristol-Myers Squibb Co.                                                         6,147
    27,500   Johnson & Johnson                                                                1,587
   332,400   Pfizer, Inc.                                                                     4,846
   138,800   Wyeth                                                                            5,964
                                                                                           --------
                                                                                             18,544
                                                                                           --------
             Total Health Care                                                               41,587
                                                                                           --------
             INDUSTRIALS (16.0%)
             -------------------
             AEROSPACE & DEFENSE (4.4%)
    44,100   Goodrich Corp.                                                                   1,705
   143,900   Honeywell International, Inc.                                                    4,721
    68,900   L-3 Communications Holdings, Inc.                                                5,445
                                                                                           --------
                                                                                             11,871
                                                                                           --------
             BUILDING PRODUCTS (0.4%)
    48,700   Simpson Manufacturing Co., Inc.                                                    977
                                                                                           --------
             CONSTRUCTION & ENGINEERING (0.6%)
    81,500   Insituform Technologies, Inc. "A"*                                               1,529
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
   144,500   Oshkosh Corp.                                                                 $  1,043
    77,600   Terex Corp.*                                                                       919
                                                                                           --------
                                                                                              1,962
                                                                                           --------
             ELECTRICAL COMPONENTS & EQUIPMENT (1.7%)
   103,600   Emerson Electric Co.                                                             3,388
    33,900   Regal-Beloit Corp.                                                               1,151
                                                                                           --------
                                                                                              4,539
                                                                                           --------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.6%)
    32,800   Administaff, Inc.                                                                  692
   108,200   Korn/Ferry International*                                                        1,017
                                                                                           --------
                                                                                              1,709
                                                                                           --------
             INDUSTRIAL CONGLOMERATES (0.6%)
   138,500   General Electric Co.                                                             1,680
                                                                                           --------
             INDUSTRIAL MACHINERY (4.3%)
    45,300   Eaton Corp.                                                                      1,994
    21,200   Flowserve Corp.                                                                  1,130
    52,600   Harsco Corp.                                                                     1,248
   161,200   Illinois Tool Works, Inc.                                                        5,265
    38,200   ITT Corp.                                                                        1,730
    15,900   Kaydon Corp.                                                                       432
                                                                                           --------
                                                                                             11,799
                                                                                           --------
             OFFICE SERVICES & SUPPLIES (0.8%)
    66,700   Avery Dennison Corp.                                                             1,616
    29,000   Pitney Bowes, Inc.                                                                 646
                                                                                           --------
                                                                                              2,262
                                                                                           --------
             RAILROADS (1.3%)
   52,400    Burlington Northern Santa Fe Corp.                                               3,471
                                                                                           --------
             TRUCKING (0.6%)
   45,000    Ryder System, Inc.                                                               1,520
                                                                                           --------
             Total Industrials                                                               43,319
                                                                                           --------
             INFORMATION TECHNOLOGY (9.6%)
             -----------------------------
             APPLICATION SOFTWARE (0.3%)
  168,500    Mentor Graphics Corp.*                                                             785
                                                                                           --------
             COMMUNICATIONS EQUIPMENT (0.7%)
  161,400    Nokia Corp. ADR                                                                  1,980
                                                                                           --------
             COMPUTER HARDWARE (3.5%)
   43,700    Diebold, Inc.                                                                    1,083
  112,100    Hewlett-Packard Co.                                                              3,895

================================================================================

20  | USAA VALUE FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
    49,400   International Business Machines Corp.                                         $  4,528
                                                                                           --------
                                                                                              9,506
                                                                                           --------
             DATA PROCESSING & OUTSOURCED SERVICES (1.3%)
    26,400   Alliance Data Systems Corp.*                                                     1,098
    65,400   Computer Sciences Corp.*                                                         2,409
                                                                                           --------
                                                                                              3,507
                                                                                           --------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
    69,600   Littelfuse, Inc.*                                                                1,065
   304,200   Vishay Intertechnology, Inc.*                                                      900
                                                                                           --------
                                                                                              1,965
                                                                                           --------
             ELECTRONIC MANUFACTURING SERVICES (0.6%)
    75,300   Mercury Computer Systems, Inc.*                                                    450
    75,600   Plexus Corp.*                                                                    1,093
                                                                                           --------
                                                                                              1,543
                                                                                           --------
             IT CONSULTING & OTHER SERVICES (0.5%)
    32,600   Maximus, Inc.                                                                    1,212
                                                                                           --------
             SEMICONDUCTOR EQUIPMENT (1.0%)
   181,300   Applied Materials, Inc.                                                          1,699
   197,400   Brooks Automation, Inc.*                                                           902
                                                                                           --------
                                                                                              2,601
                                                                                           --------
             SEMICONDUCTORS (1.0%)
   217,200   Intel Corp.                                                                      2,802
                                                                                           --------
             Total Information Technology                                                    25,901
                                                                                           --------
             MATERIALS (1.1%)
             ----------------
             DIVERSIFIED CHEMICALS (0.9%)
   104,800   E.I. du Pont de Nemours & Co.                                                    2,406
                                                                                           --------
             SPECIALTY CHEMICALS (0.2%)
   278,000   Polyone Corp.*                                                                     570
                                                                                           --------
             Total Materials                                                                  2,976
                                                                                           --------
             TELECOMMUNICATION SERVICES (4.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (4.4%)
   216,730   AT&T, Inc.                                                                       5,336
   221,700   Verizon Communications, Inc.                                                     6,622
                                                                                           --------
             Total Telecommunication Services                                                11,958
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             UTILITIES (7.2%)
             ----------------
             ELECTRIC UTILITIES (3.4%)
   160,000   Duke Energy Corp.                                                             $  2,424
    61,800   Entergy Corp.                                                                    4,719
    63,200   Pinnacle West Capital Corp.                                                      2,115
                                                                                           --------
                                                                                              9,258
                                                                                           --------
             MULTI-UTILITIES (3.8%)
   149,100   CenterPoint Energy, Inc.                                                         1,995
   102,800   Dominion Resources, Inc.                                                         3,617
    88,050   MDU Resources Group, Inc.                                                        1,751
   151,500   Xcel Energy, Inc.                                                                2,797
                                                                                           --------
                                                                                             10,160
                                                                                           --------
             Total Utilities                                                                 19,418
                                                                                           --------
             Total Common Stocks (cost: $371,122)                                           258,969
                                                                                           --------
             MONEY MARKET INSTRUMENTS (4.0%)

             MONEY MARKET FUNDS (4.0%)
10,945,510   State Street Institutional Liquid Reserve Fund, 1.12%(a) (cost: $10,946)        10,946
                                                                                           --------

             TOTAL INVESTMENTS (COST: $382,068)                                            $269,915
                                                                                           ========

================================================================================

22  | USAA VALUE FUND

================================================================================

NOTES TO PORTFOLIO
OF INVESTMENTS

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 6.2% of net assets at January 31, 2009.

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at January 31, 2009.

      *   Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  23

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $382,068)                 $ 269,915
  Receivables:
     Capital shares sold:
        Affiliated transactions (Note 8)                                              101
        Nonaffiliated transactions                                                    235
     USAA Investment Management Company (Note 7D)                                     360
     Dividends and interest                                                           586
     Other                                                                             49
                                                                                ---------
        Total assets                                                              271,246
                                                                                ---------
LIABILITIES
  Payables:
        Capital shares redeemed                                                       184
  Accrued management fees                                                             194
  Accrued transfer agent's fees                                                        32
  Other accrued expenses and payables                                                  92
                                                                                ---------
        Total liabilities                                                             502
                                                                                ---------
           Net assets applicable to capital shares outstanding                  $ 270,744
                                                                                =========
NET ASSETS CONSIST OF:
  Paid-in capital                                                               $ 407,917
  Accumulated undistributed net investment income                                     320
  Accumulated net realized loss on investments                                    (25,340)
  Net unrealized depreciation of investments                                     (112,153)
                                                                                ---------
             Net assets applicable to capital shares outstanding                $ 270,744
                                                                                =========
  Net asset value, redemption price, and offering price per share:
     Fund Shares (net assets of $259,042/30,995 shares outstanding)             $    8.36
                                                                                =========
     Institutional Shares (net assets of $11,702/1,402 shares outstanding)      $    8.35
                                                                                =========

See accompanying notes to financial statements.

================================================================================

24  | USAA VALUE FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                                                     $   4,941
  Interest                                                                            137
  Securities lending (net)                                                             33
                                                                                ---------
           Total income                                                             5,111
                                                                                ---------
EXPENSES
  Management fees                                                                   1,241
  Administration and servicing fees:
      Fund Shares                                                                     235
      Institutional Shares                                                              2
  Transfer agent's fees:
      Fund Shares                                                                     605
      Institutional Shares                                                              2
  Custody and accounting fees:
      Fund Shares                                                                      36
      Institutional Shares                                                              1
  Postage:
      Fund Shares                                                                      36
  Shareholder reporting fees:
      Fund Shares                                                                      20
  Trustees' fees                                                                        6
  Registration fees:
      Fund Shares                                                                      16
  Professional fees                                                                    34
  Other                                                                                 7
                                                                                ---------
           Total expenses                                                           2,241
  Expenses paid indirectly:
      Fund Shares                                                                      (3)
  Expenses reimbursed:
      Fund Shares                                                                    (408)
                                                                                ---------
           Net expenses                                                            1,830
                                                                                ---------
NET INVESTMENT INCOME                                                               3,281
                                                                                ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss                                                               (18,526)
  Change in net unrealized appreciation/depreciation                             (107,048)
                                                                                ---------
           Net realized and unrealized loss                                      (125,574)
                                                                                ---------
  Decrease in net assets resulting from operations                              $(122,293)
                                                                                =========
See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2009 (unaudited), and year ended
July 31, 2009

--------------------------------------------------------------------------------

                                                                      1/31/2009        7/31/2008
------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                             $    3,281       $    5,896
   Net realized loss on investments                                     (18,526)          (4,384)
   Change in net unrealized depreciation of investments                (107,048)         (74,564)
                                                                     ---------------------------
       Decrease in net assets resulting from operations                (122,293)         (73,052)
                                                                     ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                       (6,079)          (5,296)
       Institutional Shares*                                               (224)               -
                                                                     ---------------------------
           Total distributions of net investment income                  (6,303)          (5,296)
                                                                     ---------------------------
   Net realized gains:
       Fund Shares                                                            -          (13,159)
                                                                     ---------------------------
       Distributions to shareholders                                     (6,303)         (18,455)
                                                                     ---------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                              (33)             (29)
   Institutional Shares                                                  14,110                -
                                                                     ---------------------------
       Total net increase (decrease) in net assets from
           capital share transactions                                    14,077              (29)
                                                                     ---------------------------
   Capital contribution from USAA Transfer Agency
       Company (Note 7E):
       Institutional Shares                                                   8                -
                                                                     ---------------------------
   Net decrease in net assets                                          (114,511)         (91,536)
NET ASSETS
   Beginning of period                                                  385,255          476,791
                                                                     ---------------------------
   End of period                                                     $  270,744       $  385,255
                                                                     ===========================
Accumulated undistributed net investment income:
   End of period                                                     $      320       $    3,342
                                                                     ===========================

*Institutional Shares were initiated on August 1, 2008.

See accompanying notes to financial statements.

================================================================================

26  | USAA VALUE FUND

================================================================================

NOTES TO FINANCIAL
STATEMENTS

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA Value Fund (the
Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is long-term growth of capital.

The Fund has two classes of shares: Value Fund Shares (Fund Shares) and, effective August 1, 2008, Value Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities.
         If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close

================================================================================

28  | USAA VALUE FUND

================================================================================

         of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

B. FAIR VALUE MEASUREMENTS -- Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

    SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

    The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used to value the Fund's assets as of January 31, 2009:

    VALUATION INPUTS                                   INVESTMENTS IN SECURITIES
    ----------------------------------------------------------------------------
    Level 1 -- Quoted Prices                                  $269,915,000
    Level 2 -- Other Significant Observable Inputs                       -
    Level 3 -- Significant Unobservable Inputs                           -
    ----------------------------------------------------------------------------
    Total                                                     $269,915,000
    ----------------------------------------------------------------------------

================================================================================

30  | USAA VALUE FUND

================================================================================

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. The Fund had no repurchase agreements as of January 31, 2009.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received.
    At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2009, for the Fund Shares, brokerage commission recapture credits and custodian and other bank credits reduced the expenses of the Fund Shares by $3,000 and less than $500, respectively.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities

================================================================================

32  | USAA VALUE FUND

================================================================================

    arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2009, the Fund paid CAPCO facility fees of $1,000, which represents 0.8% of the total fees paid to

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2009.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2009, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended January 31, 2009, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2009, the Manager has reviewed all open tax years and concluded that FIN 48 resulted in no impact to the Fund's net assets or results of operations. Tax years ended July 31, 2005, through July 31, 2008, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2009, were $61,560,000 and $48,705,000, respectively.

================================================================================

34  | USAA VALUE FUND

================================================================================

As of January 31, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2009, were $16,895,000 and $129,048,000, respectively, resulting in net unrealized depreciation of $112,153,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2009, the Fund received securities-lending income of $33,000, which is net of the 20% income retained by Wachovia. As of January 31, 2009, the Fund had no securities out on loan.

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2009, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions were as follows, in thousands:

                                                           SIX-MONTH PERIOD ENDED         YEAR ENDED
                                                                 1/31/2009                 7/31/2008
-----------------------------------------------------------------------------------------------------------
                                                           SHARES        AMOUNT       SHARES        AMOUNT
                                                           ------------------------------------------------
FUND SHARES:
Shares sold                                                 3,361       $ 34,155       7,946      $ 111,537
Shares issued from reinvested dividends                       684          6,016       1,236         18,270
Shares redeemed                                            (3,987)       (40,204)     (9,189)      (129,836)
                                                           ------------------------------------------------
Net increase (decrease) from capital share transactions        58       $    (33)         (7)     $     (29)
                                                           ================================================
INSTITUTIONAL SHARES (COMMENCED ON AUGUST 1, 2008):
Shares sold                                                 1,387       $ 13,974           -      $       -
Shares issued from reinvested dividends                        26            224           -              -
Shares redeemed                                               (11)           (88)          -              -
                                                           ------------------------------------------------
Net increase from capital share transactions                1,402       $ 14,110           -      $       -
                                                           ================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the

================================================================================

36  | USAA VALUE FUND

================================================================================

    subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each class on a monthly basis by comparing each share class's performance to that of the Lipper Multi-Cap Value Funds Index over the performance period. The Lipper Multi-Cap Value Funds Index tracks the total return performance of the 30 largest funds within the Lipper Multi-Cap Value Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares includes the performance of the Fund Shares for periods prior to August 1, 2008. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS
    ----------------------------------------------------------------------------
    +/- 1.00% to 4.00%                   +/- 0.04%
    +/- 4.01% to 7.00%                   +/- 0.05%
    +/- 7.01% and greater                +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment, in the case of overperformance, or a negative adjustment, in the case of underperformance.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Multi-Cap Value Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $1,241,000, which included a performance adjustment for the Fund Shares and Institutional Shares of $40,000 and less than $500, respectively. For the Fund Shares and Institutional Shares, the performance adjustment was 0.03% and less than 0.01%, respectively.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with Barrow, Hanley, Mewhinney & Strauss, Inc.
    (BHMS), under which BHMS directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays BHMS a subadvisory fee based on the aggregate net assets that BHMS manages in the USAA Value Fund and the USAA Growth & Income Fund combined, in the annual amount of 0.75% on the first $15 million in assets, 0.55% on assets over $15 million and up to $25 million, 0.45% on assets over $25 million and up to $100 million, 0.35% on assets over $100 million and up to $200 million, 0.25% on assets over $200 million and up to $1 billion, and 0.15% on assets over $1 billion. For the six-month period ended January 31, 2009, the Manager incurred subadvisory fees, paid or payable to BHMS, of $510,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% and 0.05% of average net assets of the Fund Shares and Institutional Shares, respectively. For the six-month period ended January 31, 2009, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $235,000 and $2,000, respectively.

================================================================================

38  | USAA VALUE FUND

================================================================================

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2009, the Fund reimbursed the Manager $2,000 for these legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has voluntarily agreed to limit the annual expenses of the Fund Shares and, for their first two fiscal years, the Institutional Shares, to 1.15% and 0.91%, respectively, of their average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of those amounts. The Manager may modify or terminate this voluntary agreement at any time. For the six-month period ended January 31, 2009, the Fund incurred reimbursable expenses from the Manager for the Fund Shares and the Institutional Shares of $408,000 and zero, respectively, of which $360,000 was receivable from the Manager.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2009, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $605,000 and $2,000, respectively. For the six-month period ended January 31, 2009, the Institutional Shares recorded a capital contribution of $8,000 from SAS for adjustments related to corrections to shareholder accounts.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 13 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of January 31, 2009, the Fund recorded a receivable for capital shares sold of $101,000 for the Target Funds' purchases of Institutional Shares. As of January 31, 2009, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                      0.3%
USAA Target Retirement 2020 Fund                                        0.8
USAA Target Retirement 2030 Fund                                        1.1
USAA Target Retirement 2040 Fund                                        1.4
USAA Target Retirement 2050 Fund                                        0.7

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods

================================================================================

40  | USAA VALUE FUND

================================================================================

    within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

(10) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                  SIX-MONTH
                                 PERIOD ENDED
                                  JANUARY 31,                     YEAR ENDED JULY 31,
                                 -----------------------------------------------------------------------------
                                     2009           2008         2007           2006         2005         2004
                                 -----------------------------------------------------------------------------
Net asset value at
 beginning of period             $  12.45       $  15.41     $  13.78       $  13.50     $  11.65     $   9.99
                                 -----------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income              .11            .19          .15            .15          .11          .21
   Net realized and
      unrealized gain (loss)        (4.00)         (2.54)        1.93            .49         2.67         1.64
                                 -----------------------------------------------------------------------------
Total from investment
   operations                       (3.89)         (2.35)        2.08            .64         2.78         1.85
                                 -----------------------------------------------------------------------------
Less distributions from:
   Net investment income             (.20)          (.17)        (.15)          (.12)        (.15)        (.19)
   Realized capital gains               -           (.44)        (.30)          (.24)        (.78)           -
                                 -----------------------------------------------------------------------------
Total distributions                  (.20)          (.61)        (.45)          (.36)        (.93)        (.19)
                                 -----------------------------------------------------------------------------
Net asset value at
   end of period                 $   8.36       $  12.45     $  15.41       $  13.78     $  13.50     $  11.65
                                 =============================================================================
Total return (%)*                  (31.32)        (15.85)       15.27(a)        4.90        24.65        18.52
Net assets at
   end of period (000)           $259,042       $385,255     $476,791       $345,089     $231,135     $109,503
Ratios to average
   net assets:**
   Expenses (%)(b)                   1.15(c)        1.15         1.15(a)        1.15         1.15         1.15
   Expenses, excluding
      reimbursements (%)(b)          1.41(c)        1.25         1.24(a)        1.26         1.27         1.30
   Net investment
      income (%)                     2.04(c)        1.36         1.11           1.27         1.14         1.96
Portfolio turnover (%)                 16             21           24             26           22          176

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended January 31, 2009, average net assets were $311,111,000.
(a) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly.
    The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                     (.00%)         (.01%)       (.01%)         (.01%)       (.02%)       (.04%)
    (+) Represents less than 0.01% of average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

42  | USAA VALUE FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) --
INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                     SIX-MONTH
                                                                    PERIOD ENDED
                                                                     JANUARY 31,
                                                                       2009***
                                                                    ------------
Net asset value at beginning of period                                 $ 12.42
                                                                       -------
Income (loss) from investment operations:
   Net investment income(a)                                                .10
   Net realized and unrealized loss(a)                                   (3.96)
                                                                       -------
Total from investment operations(a)                                      (3.86)
                                                                       -------
Less distributions from:
   Net investment income                                                  (.21)
                                                                       -------
Net asset value at end of period                                       $  8.35
                                                                       =======
Total return (%)*                                                       (31.14)
Net assets at end of period (000)                                      $11,702
Ratios to average net assets:**
   Expenses (%)(b)                                                         .89
   Net investment income (%)(b)                                           2.25
Portfolio turnover (%)                                                      16

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended January 31, 2009, average net assets were
    $6,728,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares. For the six-month period ended January 31, 2009, average shares were 730,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

EXPENSE EXAMPLE

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2008, through January 31, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid

================================================================================

44  | USAA VALUE FUND

================================================================================

for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                    BEGINNING              ENDING             DURING PERIOD*
                                   ACCOUNT VALUE        ACCOUNT VALUE        AUGUST 1, 2008 -
                                   AUGUST 1, 2008      JANUARY 31, 2009      JANUARY 31, 2009
                                   ----------------------------------------------------------
FUND SHARES
Actual                                $1,000.00           $  686.80                $4.89

Hypothetical
  (5% return before expenses)          1,000.00            1,019.41                 5.85

INSTITUTIONAL SHARES
Actual                                 1,000.00              688.60                 3.73

Hypothetical
 (5% return before expenses)           1,000.00            1,020.38                 4.46

* Expenses are equal to the annualized expense ratio of 1.15% for Fund Shares and 0.89% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days for Fund Shares (to reflect the one-half- year period) and 181 days/365 days for Institutional Shares (to reflect the number of days expenses were accrued). The Fund's actual ending account values are based on its actual total returns of (31.32)% for Fund Shares and (31.14)% for Institutional Shares for the six-month period of August 1, 2008, through January 31, 2009.

================================================================================

                                                           EXPENSE EXAMPLE |  45

================================================================================

TRUSTEES                               Christopher W. Claus
                                       Barbara B. Dreeben
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                         USAA Investment Management Company
INVESTMENT ADVISER,                    P.O. Box 659453
UNDERWRITER, AND                       San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "Products & Services"
SELF-SERVICE 24/7                      click "Investments," then
AT USAA.COM                            "Mutual Funds"

OR CALL                                Under "My Accounts" go to
(800) 531-USAA                         "Investments." View account balances,
        (8722)                         or click "I want to...," and select
                                       the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

                                                        [LOGO OF RECYCLED PAPER]

                                                                Recycled
                                                                  Paper

================================================================================

    USAA
    9800 Fredericksburg Road                                      --------------
    San Antonio, TX 78288                                            PRSRT STD
                                                                   U.S. Postage
                                                                       PAID
                                                                       USAA
                                                                  --------------
>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   40847-0309                                (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2009

By:*     CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    03/31/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    04/02/2009
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    03/31/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.